Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Registrant Name	Avianca Holdings S.A.
Entity Central Index Key	0001575969
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Country	CO
Entity Incorporation, State or Country Code	R1
Entity Address, Address Line One	Arias, Fábrega & Fábrega, P.H. ARIFA, Floors 9 and 10, West Boulevard, Santa María Business District
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	AVH
Title of 12(b) Security	American Depositary Shares
Common Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	660,800,003
Preference shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	340,507,917